other operating income (Tables)	12 Months Ended
Dec. 31, 2017
other operating income
Schedule of other operating income

Years ended December 31 (millions)	Note	2017	2016
Government assistance, including deferral account amortization		$32	$36
Investment income, gain on disposal of assets and other		44	37
Change in business combination-related accrued receivable	18(b)	26	—
Interest income	21(c)	—	1

		$102	$74